Business Segment and Disaggregation of Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Business Segment and Disaggregation of Revenue [Abstract]
Schedule of Revenue Disaggregated

A summary of the Company’s revenue disaggregated by major service lines and timing of revenue recognition of the years ended March 31, 2025 and 2026, respectively, are as follow:

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Sales of finished goods	15,814,388	18,110,016	16,730,463
Sales for tooling	340,736	502,518	393,315
	16,155,124	18,612,534	17,123,778

Schedule of Concerning Our Geographic Segments	Summarized financial information concerning our geographic segments is shown in the following tables:
	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
United States of America	10,078,840	12,810,726	12,389,864
United Kingdom	1,287,557	1,517,635	953,375
Europe	4,788,727	4,284,173	3,780,278
Others	-	-	261
	16,155,124	18,612,534	17,123,778